UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR ASSET-BACKED SECURITIES
Commission File Number of issuing entity: 333-285582-01

Central Index Key Number of issuing entity: 0002037955

Carvana Auto Receivables Trust 2025-P2
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-285582

Central Index Key Number of depositor: 0001770373

Carvana Receivables Depositor LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor: 0001576462

Carvana, LLC
(Exact name of sponsor as specified in its charter)

Paul Breaux, (480) 719-8809
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.         File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.        File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File (Schedule AL)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES
The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Carvana Receivables Depositor LLC
(Depositor)

By:	/s/ Mike McKeever
Name: Mike McKeever
President
Date: August 14, 2026